Warrants to Purchase Common Stock	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Warrants to Purchase Common Stock [Abstract]
Warrants to Purchase Common Stock

Note 6 – Warrants to Purchase Common Stock

In connection with the Offering, the Company issued 360,000 warrants to purchase common stock to the Placement Agents. The warrants carry a term of 5 years and an exercise price of $2.00.

Note 9 – Warrants to Purchase Common Stock

In connection with the Offering, the Company issued 360,000 warrants to purchase common stock to the Placement Agents. The warrants carry a term of 5 years and an exercise price of $2.00.